THE BDC INCOME FUND (the “Fund”)

Supplement dated November 2, 2015 to the Prospectus dated November 24, 2014, as supplemented February 9, 2015, June 15, 2015, July 13, 2015, and October 27, 2015

On November 2, 2015, the Board of Trustees (“Board”) of Forum Funds II (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Plan”) pursuant to which the assets of the Fund, which is a series of the Trust, will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser (the “Adviser”) has recommended that the Board approve the Plan based on market conditions and economic factors adversely affecting the ability of the Fund to garner additional assets, and the Board concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund pursuant to the Plan.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund on November 2, 2015. As soon as reasonably practicable thereafter, the Fund will begin its process of winding up and liquidating its portfolio assets. As a result, the Fund will not be pursuing its investment objective after November 2, 2015. Reinvestment of dividends on existing shares in accounts which have selected that option will continue until the liquidation.

The Fund anticipates that it will complete the liquidation on or around the close of business on November 30, 2015 (the “Liquidation Date”). On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

You should consult your tax adviser to discuss the Fund’s liquidation and determine its tax consequences, including shareholders in tax deferred accounts such as individual retirement accounts, 401(k) accounts and 403(b) accounts.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 786-4178.

PLEASE RETAIN FOR FUTURE REFERENCE.

224-PSA-1115

THE BDC INCOME FUND (the “Fund”)

Supplement dated November 2, 2015 to the Statement of Additional Information (“SAI”) dated November 24, 2014, as supplemented on February 9, 2015, March 16, 2015, April 15, 2015, June 15, 2015, and October 27, 2015

On November 2, 2015, the Board of Trustees (“Board”) of Forum Funds II (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Plan”) pursuant to which the assets of the Fund, which is a series of the Trust, will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser (the “Adviser”) has recommended that the Board approve the Plan based on market conditions and economic factors adversely affecting the ability of the Fund to garner additional assets, and the Board concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund pursuant to the Plan.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund on November 2, 2015. As soon as reasonably practicable thereafter, the Fund will begin its process of winding up and liquidating its portfolio assets. As a result, the Fund will not be pursuing its investment objective after November 2, 2015. Reinvestment of dividends on existing shares in accounts which have selected that option will continue until the liquidation.

The Fund anticipates that it will complete the liquidation on or around the close of business on November 30, 2015 (the “Liquidation Date”). On the Liquidation Date, the Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

You should consult your tax adviser to discuss the Fund’s liquidation and determine its tax consequences, including shareholders in tax deferred accounts such as individual retirement accounts, 401(k) accounts and 403(b) accounts.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 786-4178.

PLEASE RETAIN FOR FUTURE REFERENCE.